SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ 34.2	$ 32.6
Contract assets	(49.3)	75.5
Inventories	107.3	43.4
Prepayments	(5.6)	2.3
Income taxes	(11.5)	(12.0)
Accounts payable and accrued liabilities	(24.6)	(54.0)
Provisions	(25.8)	27.7
Contract liabilities	(2.2)	(165.0)
Increase (decrease) in working capital	22.5	(49.5)
Interest paid	78.0	98.0
Interest received	13.1	13.2
Income taxes paid	$ 44.5	$ 26.4